Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Schedule of cash and cash equivalents

	12/31/2025	12/31/2024
Cash	6,214	24,860
Short-term investments	—	21,058
	6,214	45,918